     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 31, 1997
                                                               FILE NO. 33-80514
                                                               FILE NO. 811-8572
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE

                            SECURITIES ACT OF 1933             / /
                        POST-EFFECTIVE AMENDMENT NO. 6       /X/
                                      AND
                          REGISTRATION STATEMENT UNDER
                        INVESTMENT COMPANY ACT OF 1940       / /
                               AMENDMENT NO. 7                /X/

                            ------------------------

                              BISHOP STREET FUNDS

               (Exact Name of Registrant as Specified in Charter)

                         C/O THE CT CORPORATION SYSTEM
                                2 Oliver Street
                          Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)
       Registrant's Telephone Number, including Area Code (610) 254-1000

                                  DAVID G. LEE
                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:

          Richard W. Grant, Esq.              John H. Grady, Jr., Esq.
          Morgan, Lewis & Bockius             Morgan, Lewis & Bockius
          LLP                                 LLP
          2000 One Logan Square               1800 M Street, N.W.
          Philadelphia, Pennsylvania          Washington, D.C. 20036
          19103

                            ------------------------

 It is proposed that this filing will become effective (check appropriate box)

   /X/     immediately upon filing pursuant to paragraph (b)
   / /     on [date] pursuant to paragraph (b)
   / /     60 days after filing pursuant to paragraph (a)
   / /     on [date] pursuant to paragraph (a) of Rule 485
   / /     75 days after filing pursuant to paragraph (a)

    Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of units of beneficial interest have been registered by this Registration Statement. Registrant's Rule 24f-2 notice for fiscal year ended December 31, 1996 was filed on February 28, 1997.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              BISHOP STREET FUNDS
                             CROSS REFERENCE SHEET
                         POST-EFFECTIVE AMENDMENT NO. 6

N-1A ITEM NO.                                                                        LOCATION
--------------------------------------------------------------  --------------------------------------------------

PART A--

Item 1.     Cover Page........................................  Cover Page
Item 2.     Synopsis..........................................  Summary; Expense Summary
Item 3.     Condensed Financial Information...................                          *
Item 4.     General Description of Registrant.................  The Trust; Investment Objectives and Policies;
                                                                 General Investment Policies; Risk Factors;
                                                                 Description of Permitted Investments and Risk
                                                                 Factors; Investment Limitations; General
                                                                 Information--The Trust
Item 5.     Management of the Trust...........................  General Information--Trustees of the Trust; The
                                                                 Adviser; The Sub-Adviser(s); The Administrator;
                                                                 The Transfer Agent; The Distributor
Item 6.     Capital Stock and Other Securities................  General Information--Voting Rights; General
                                                                 Information--Shareholder Inquiries; Performance;
                                                                 General Information--Dividends; Taxes
Item 7.     Purchase of Securities Being Offered..............  How to Purchase Retail Class B Shares; How to
                                                                 Purchase Institutional Class A Shares; Sales
                                                                 Charges; Exchanges; Redemption of Shares
Item 8.     Redemption or Repurchase..........................  How to Purchase Retail Class B Shares; How to
                                                                 Purchase Institutional Class A Shares; Sales
                                                                 Charges; Exchanges; Redemption of Shares
Item 9.     Pending Legal Proceedings.........................                          *

PART B--

Item 10.    Cover Page........................................  Cover Page
Item 11.    Table of Contents.................................  Table of Contents
Item 12.    General Information and History...................  The Corporation
Item 13.    Investment Objectives and Policies................  Description of Permitted Investments; Investment
                                                                 Limitations; Description of Shares
Item 14.    Management of the Registrant......................  Directors and Officers of the Corporation; The
                                                                 Administrator
Item 15.    Control Persons and Principal Holders of
             Securities.......................................  Directors and Officers of the Fund; 5%
                                                                 Shareholders
Item 16.    Investment Advisory and Other Services............  The Adviser; The Sub-Adviser(s); The
                                                                 Administrator; The Distributor; Experts

N-1A ITEM NO.                                                                        LOCATION
--------------------------------------------------------------  --------------------------------------------------
Item 17.    Brokerage Allocation..............................  Portfolio Transactions
Item 18.    Capital Stock and Other Securities................  Description of Shares
Item 19.    Purchase, Redemption, and Pricing of Securities
             Being Offered....................................  Purchase and Redemption of Shares; Determination
                                                                 of Net Asset Value
Item 20.    Tax Status........................................  Taxes
Item 21.    Underwriters......................................  The Distributor
Item 22.    Calculation of Yield Quotations...................  Performance
Item 23.    Financial Statements..............................  Financial Statements

                                     PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

------------------------

* Not Applicable

The Prospectus and the Statement of Additional Information for the High Grade Income Fund, Hawaii Municipal Bond Fund, Equity Fund, Money Market Fund, and Treasury Money Market Fund, included as a part of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514) filed with the Securities and Exchange Commission on April 30, 1997, are hereby incorporated by reference as if set forth in full herein.

                              BISHOP STREET FUNDS
                                  EQUITY FUND
                             HIGH GRADE INCOME FUND
                         Supplement dated July 31, 1997
                       to Prospectus dated April 30, 1997

    The Prospectus dated April 30, 1997, is hereby amended by the addition of the following unaudited financial information for the Equity Fund and the High Grade Income Fund for the period ended June 30, 1997.

FINANCIAL HIGHLIGHTS                                         BISHOP STREET FUNDS

For the Period from Inception Through June 30, 1997                    UNAUDITED

For a Share Outstanding Throughout the Period

                                                                                         EQUITY      HIGH GRADE
                                                                                        FUND (1)   INCOME FUND(1)
                                                                                        ---------  ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                       $10.00         $10.00
Income from Investment Operations:
Net Investment Income                                                                        0.04           0.23
Net Realized and Unrealized Gain (Loss) on Investments                                       1.17          (0.02)
Distributions from Net Investment Income                                                    (0.04)         (0.23)
NET ASSET VALUE, END OF PERIOD                                                             $11.17          $9.98
Total Return*                                                                               12.16%          2.17%
Period Net Assets, End of Period (000's)                                                  $63,296        $24,909
Ratio of Expenses to Average Net Assets**                                                    1.00%          0.80%
Ratio of Net Investment Income to Average Net Assets**                                       0.99%          5.67%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Contributions)**              1.23%          1.12%
Ratio of Net Investment Income to Average Net Assets (Excluding Waivers and
 Contributions)**                                                                            0.76%          5.35%
Portfolio Turnover Rate                                                                        13%            11%
Average Commission Rate(A)                                                                $0.0705        $0.0000

*  Return is for the period indicated and has not been annualized.

** Annualized.

(A) Average commission rate paid per share for the security purchases and sales during the period.

(1) Commenced operations January 31, 1997.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                              BISHOP STREET FUNDS
                       SUPPLEMENT DATED JULY 31, 1997 TO
                    THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 30, 1997

    The Statement of Additional Information for the Bishop Street Funds is hereby amended and supplemented by the following unaudited financial statements of the Equity Fund and the High Grade Income Fund for the period ended June 30, 1997.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                              BISHOP STREET FUNDS
                      SEMI-ANNUAL REPORT -- JUNE 30, 1997

                                  EQUITY FUND
                            STATEMENT OF NET ASSETS
                                 JUNE 30, 1997
                                  (UNAUDITED)

                                                                                                           MARKET
 SHARES                                                                                                     VALUE
---------                                                                                                 ---------
COMMON STOCK -- 95.2%
AIR TRANSPORTATION -- 0.5%
    5,400  Federal Express Corp.*.......................................................................  $     312
                                                                                                          ---------
AIRCRAFT -- 4.1%
    7,200  Allied Signal, Inc...........................................................................        605
   23,800  Boeing Co....................................................................................      1,263
    8,500  United Technologies Corp.....................................................................        705
                                                                                                          ---------
                                                                                                              2,573
                                                                                                          ---------
APPAREL/TEXTILES -- 0.5%
    7,200  Liz Claiborne Inc............................................................................        336
                                                                                                          ---------
AUTOMOTIVE -- 0.8%
    8,100  Chrysler Corp................................................................................        266
    4,700  General Motors Corp..........................................................................        262
                                                                                                          ---------
                                                                                                                528
                                                                                                          ---------
BANKS -- 8.2%
    9,300  Chase Manhattan Corp.........................................................................        903
    9,500  Citicorp.....................................................................................      1,145
   10,000  First Chicago NBD Corp.......................................................................        605
    9,100  First Union Corp.............................................................................        842
   16,400  NationsBank Corp.............................................................................      1,058
   11,300  Norwest Corp.................................................................................        636
                                                                                                          ---------
                                                                                                              5,189
                                                                                                          ---------
BEAUTY PRODUCTS -- 2.3%
    7,600  Gillette Co..................................................................................        720
    5,300  Proctor & Gamble Co..........................................................................        749
                                                                                                          ---------
                                                                                                              1,469
                                                                                                          ---------
CHEMICALS -- 2.2%
    5,500  Air Products & Chemicals, Inc................................................................        447
   22,100  Monsanto Co..................................................................................        952
                                                                                                          ---------
                                                                                                              1,399
                                                                                                          ---------
COMMUNICATIONS EQUIPMENT -- 2.1%
   13,100  GTE Corp.....................................................................................        575
    9,900  Motorola, Inc................................................................................        752
                                                                                                          ---------
                                                                                                              1,327
                                                                                                          ---------

    The accompanying notes are an integral part of the financial statements.

                                  EQUITY FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                 JUNE 30, 1997
                                  (UNAUDITED)

                                                                                                           MARKET
 SHARES                                                                                                     VALUE
---------                                                                                                 ---------
COMMON STOCK -- CONTINUED
COMPUTERS & SERVICES -- 3.8%
    8,400  Cisco Systems, Inc.*.........................................................................  $     564
    3,000  Compaq Computer Corp.*.......................................................................        298
   10,700  Hewlett Packard Co...........................................................................        599
   10,200  International Business Machine Corp..........................................................        920
                                                                                                          ---------
                                                                                                              2,381
                                                                                                          ---------
DRUGS -- 10.6%
    7,900  Abbott Laboratories..........................................................................        527
    7,400  American Home Products Corp..................................................................        566
    4,000  Amgen Inc.*..................................................................................        232
   10,600  Bristol-Myers Squibb Co......................................................................        859
    7,100  Eli Lilly & Co...............................................................................        776
   11,600  Johnson & Johnson............................................................................        747
   10,600  Merck & Co., Inc.............................................................................      1,097
    5,700  Pfizer Inc...................................................................................        681
   10,000  Schering Plough Corp.........................................................................        479
    6,200  Warner Lambert Co............................................................................        770
                                                                                                          ---------
                                                                                                              6,734
                                                                                                          ---------
ELECTRICAL UTILITIES -- 0.4%
    5,900  FPL Group, Inc...............................................................................        272
                                                                                                          ---------
ENTERTAINMENT -- 0.8%
    6,100  Walt Disney Co...............................................................................        490
                                                                                                          ---------
ENVIRONMENTAL SERVICES -- 0.5%
    9,100  Waste Management, Inc........................................................................        292
                                                                                                          ---------
FINANCIAL SERVICES -- 3.3%
    6,300  American Express Co..........................................................................        469
    9,800  Federal Home Loan Mortgage Corp..............................................................        337
   16,500  Federal National Mortgage Association........................................................        720
    9,800  Merrill Lynch & Co., Inc.....................................................................        584
                                                                                                          ---------
                                                                                                              2,110
                                                                                                          ---------
FOOD, BEVERAGE & TOBACCO -- 4.9%
   13,800  Campbell Soup, Co............................................................................        690
   14,600  Coca Cola, Co................................................................................      1,018
   23,400  Philip Morris Companies Inc..................................................................      1,038
    7,700  Sara Lee Corp................................................................................        321
                                                                                                          ---------
                                                                                                              3,067
                                                                                                          ---------
GAS/NATURAL GAS -- 0.9%
   13,600  Williams Companies Inc.......................................................................        595
                                                                                                          ---------

                                  EQUITY FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                 JUNE 30, 1997
                                  (UNAUDITED)

                                                                                                           MARKET
 SHARES                                                                                                     VALUE
---------                                                                                                 ---------
COMMON STOCK -- CONTINUED
HOTELS & LODGING -- 0.7%
   17,500  Hilton Hotels Corp...........................................................................  $     465
                                                                                                          ---------
INSURANCE -- 4.4%
    4,900  American International Group, Inc............................................................        732
    5,200  Chubb Corp...................................................................................        348
    1,600  Cigna Corp...................................................................................        284
    1,600  General Re Corp..............................................................................        291
    4,100  Hartford Financial Services Group Inc........................................................        339
   12,000  Travelers Group Inc..........................................................................        757
                                                                                                          ---------
                                                                                                              2,751
                                                                                                          ---------
MACHINERY -- 5.5%
   12,450  Baker Hughes, Inc............................................................................        482
    7,100  Deere & Co...................................................................................        390
    5,000  Emerson Electric Co..........................................................................        275
   35,800  General Electric, Co.........................................................................      2,340
                                                                                                          ---------
                                                                                                              3,487
                                                                                                          ---------
MEDICAL PRODUCTS & SERVICES -- 0.7%
   11,600  Columbia/HCA Healthcare Corp.................................................................        456
                                                                                                          ---------
METALS & MINING -- 0.5%
    4,000  Phelps Dodge Corp............................................................................        341
                                                                                                          ---------
MISCELLANEOUS BUSINESS SERVICES -- 5.4%
   12,900  First Data Corp..............................................................................        567
   14,300  Microsoft, Corp.*............................................................................      1,807
   13,400  Oracle Corp.*................................................................................        675
    9,100  Sun Microsystems, Inc.*......................................................................        339
                                                                                                          ---------
                                                                                                              3,388
                                                                                                          ---------
MISCELLANEOUS CONSUMER SERVICES -- 0.4%
    8,300  Service Corp International...................................................................        273
                                                                                                          ---------
OFFICE FURNITURE & FIXTURES -- 0.9%
   14,000  Johnson Controls, Inc........................................................................        575
                                                                                                          ---------
PAPER & PAPER PRODUCTS -- 0.9%
    6,200  Kimberly-Clark Corp..........................................................................        308
    4,600  Mead Corp....................................................................................        286
                                                                                                          ---------
                                                                                                                594
                                                                                                          ---------
PETROLEUM & FUEL PRODUCTS -- 1.1%
    5,400  Schlumberger Ltd.............................................................................        675
                                                                                                          ---------

                                  EQUITY FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                 JUNE 30, 1997
                                  (UNAUDITED)

                                                                                                           MARKET
 SHARES                                                                                                     VALUE
---------                                                                                                 ---------
COMMON STOCK -- CONTINUED
PETROLEUM REFINING -- 9.7%
    7,300  Amoco Corp...................................................................................  $     635
   20,800  Royal Dutch Petroleum Co. New York Registry..................................................      1,131
    7,800  British Petroleum, ADR.......................................................................        584
    9,200  Chevron, Corp................................................................................        680
   25,400  Exxon Corp...................................................................................      1,562
    8,800  Mobil Corp...................................................................................        615
    8,700  Texaco, Inc..................................................................................        946
                                                                                                          ---------
                                                                                                              6,153
                                                                                                          ---------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.4%
    3,200  Eastman Kodak Co.............................................................................        246
                                                                                                          ---------
RAILROADS -- 0.9%
   15,700  Illinois Central, Corp.......................................................................        549
                                                                                                          ---------
RETAIL -- 5.6%
    8,700  Albertson's Inc..............................................................................        318
   13,900  Dayton-Hudson Corp...........................................................................        739
   10,400  Home Depot, Inc..............................................................................        717
    9,200  McDonald's Corp..............................................................................        444
   18,800  Pepsico, Inc.................................................................................        706
   11,500  Sears Roebuck & Co...........................................................................        618
                                                                                                          ---------
                                                                                                              3,542
                                                                                                          ---------
RUBBER & PLASTIC -- 0.8%
    8,200  Nike, Inc., Cl B.............................................................................        479
                                                                                                          ---------
SEMI-CONDUCTORS/INSTRUMENTS -- 4.0%
   17,850  Intel Corp...................................................................................      2,531
                                                                                                          ---------
TELEPHONES & TELECOMMUNICATION -- 6.9%
   21,700  Airtouch Communications Inc.*................................................................        594
   15,600  AT & T Corp..................................................................................        547
    5,800  Bell Atlantic Corp...........................................................................        440
   12,000  Bellsouth Corp...............................................................................        556
   10,300  Lucent Technologies Inc......................................................................        742
    3,700  NYNEX, Corp..................................................................................        213
    5,800  SBC Communications, Inc......................................................................        359
    5,000  US West Communications Group.................................................................        188
   22,200  Worldcom Inc.*...............................................................................        710
                                                                                                          ---------
                                                                                                              4,349
                                                                                                          ---------
WHOLESALE -- 0.5%
    1,600  Unilever NV, ADR.............................................................................        342
                                                                                                          ---------
           TOTAL COMMON STOCK (Cost $52,972)............................................................     60,270
                                                                                                          ---------

                                  EQUITY FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                 JUNE 30, 1997
                                  (UNAUDITED)

                                                                                                           MARKET
 SHARES                                                                                                     VALUE
---------                                                                                                 ---------
CASH EQUIVALENT -- 4.7%
$   2,602  SEI Daily Income Trust Money Market Portfolio................................................  $   2,603
      384  SEI Daily Income Trust Prime Obligation Portfolio............................................        385
                                                                                                          ---------
           TOTAL CASH EQUIVALENT (Cost $2,988)..........................................................      2,988
                                                                                                          ---------
TOTAL INVESTMENTS (COST $55,960) -- 99.9%...............................................................     63,258
                                                                                                          ---------
OTHER ASSETS AND LIABILITIES, NET -- 0.1%...............................................................         38
                                                                                                          ---------
NET ASSETS:
Fund shares of Institutional Class A (unlimited authorization -- no par value) based on 5,668,039
  outstanding shares of beneficial interest.............................................................     56,634
Accumulated net realized loss on investments............................................................       (636)
Net unrealized appreciation on investments..............................................................      7,298
                                                                                                          ---------
TOTAL NET ASSETS -- 100.0%..............................................................................  $  63,296
                                                                                                          ---------
                                                                                                          ---------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE -- INSTITUTIONAL CLASS A..............................................................  $   11.17
                                                                                                          ---------
                                                                                                          ---------

------------------------

* Non-Income producing security

Cl -- Class

    The accompanying notes are an integral part of the financial statements.

                              BISHOP STREET FUNDS
                      SEMI-ANNUAL REPORT -- JUNE 30, 1997

                             HIGH GRADE INCOME FUND
                            STATEMENT OF NET ASSETS
                                 JUNE 30, 1997
                                  (UNAUDITED)

  FACE
 AMOUNT                                                                                                    MARKET
  (000)                                                                                                     VALUE
---------                                                                                                 ---------
CORPORATE OBLIGATIONS -- 28.1%
AIRCRAFT -- 2.3%
           Boeing
$     600  6.350%, 06/15/03.............................................................................  $     586
                                                                                                          ---------
BANKS -- 1.2%
           Bayerische Landesbank
      300  6.375%, 10/15/05.............................................................................        289
                                                                                                          ---------
CHEMICALS -- 4.3%
           Hercules
      600  6.625%, 06/01/03.............................................................................        588
           PPG Industries, Inc.
      500  6.875%, 02/15/12.............................................................................        487
                                                                                                          ---------
                                                                                                              1,075
                                                                                                          ---------
COMMUNICATIONS EQUIPMENT -- 1.2%
           Rockwell International Corp.
      300  6.625%, 06/01/05.............................................................................        295
                                                                                                          ---------
FOOD, BEVERAGE & TOBACCO -- 5.4%
           Pet Inc.
      700  6.500%, 07/01/03.............................................................................        678
           Philip Morris Companies, Inc.
      700  6.375%, 02/01/06.............................................................................        659
                                                                                                          ---------
                                                                                                              1,337
INSURANCE -- 2.7%
           Aon Corp.
      700  6.300%, 01/15/04.............................................................................        671
                                                                                                          ---------
MACHINERY -- 1.2%
           Dresser Industries, Inc.
      300  6.250%, 06/01/00.............................................................................        298
                                                                                                          ---------
PRINTING & PUBLISHING -- 2.8%
           Tribune Co.
      700  6.875%, 11/01/06.............................................................................        694
                                                                                                          ---------
RETAIL -- 1.1%
           Lowes Companies Inc.
      300  6.375%, 12/15/05.............................................................................        287
                                                                                                          ---------

    The accompanying notes are an integral part of the financial statements.

                             HIGH GRADE INCOME FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                 JUNE 30, 1997
                                  (UNAUDITED)

  FACE
 AMOUNT                                                                                                    MARKET
  (000)                                                                                                     VALUE
---------                                                                                                 ---------
CORPORATE OBLIGATIONS -- CONTINUED
SEMI-CONDUCTORS/INSTRUMENTS -- 3.1%
           Texas Instruments, Inc.
      700  8.750%, 04/01/07.............................................................................        778
                                                                                                          ---------
TELEPHONES & TELECOMMUNICATION -- 2.8%
           US West Communications Group, Inc.
$     700  6.625%, 09/15/05.............................................................................  $     686
                                                                                                          ---------
           TOTAL CORPORATE OBLIGATIONS (Cost $7,020)....................................................      6,996
                                                                                                          ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 34.3%
           FHLB
      700  7.170%, 03/29/00.............................................................................        714
           FHLB
      400  6.000%, 07/05/00.............................................................................        395
           FHLB
      700  7.310%, 07/06/01.............................................................................        719
           FHLB
      700  7.570%, 08/19/04.............................................................................        735
           FHLMC
    1,100  5.690%, 01/24/01.............................................................................      1,070
           FHLMC
      700  6.220%, 03/24/03.............................................................................        686
           FNMA
    2,000  6.605%, 05/08/02.............................................................................      2,004
           FNMA
      800  7.400%, 07/01/04.............................................................................        833
           FNMA
      300  6.350%, 06/10/05.............................................................................        292
           FNMA
      400  6.440%, 06/21/05.............................................................................        392
           FNMA
      700  6.590%, 05/21/02.............................................................................        704
                                                                                                          ---------
           TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $8,555).......................................      8,544
                                                                                                          ---------
CASH EQUIVALENT -- 3.4%
      622  SEI Daily Income Trust Money Market Portfolio................................................        623
      223  SEI Daily Income Trust Prime Obligation Portfolio............................................        224
                                                                                                          ---------
           TOTAL CASH EQUIVALENT (Cost $847)............................................................        847
                                                                                                          ---------

                             HIGH GRADE INCOME FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                 JUNE 30, 1997
                                  (UNAUDITED)

  FACE
 AMOUNT                                                                                                    MARKET
  (000)                                                                                                     VALUE
---------                                                                                                 ---------
U.S. TREASURY OBLIGATIONS -- 32.6%
           U.S. Treasury Bond
$     700  7.500%, 11/15/16.............................................................................  $     748
           U.S. Treasury Notes
    1,500  5.750%, 12/31/98.............................................................................      1,495
           U.S. Treasury Notes
    1,000  6.375%, 01/15/99.............................................................................      1,005
           U.S. Treasury Notes
      500  7.500%, 10/31/99.............................................................................        514
           U.S. Treasury Notes
    1,500  5.875%, 11/15/99.............................................................................      1,490
           U.S. Treasury Notes
      700  8.500%, 11/15/00.............................................................................        746
           U.S. Treasury Notes
      700  7.750%, 02/15/01.............................................................................        732
           U.S. Treasury Notes
      700  6.125%, 12/31/01.............................................................................        693
           U.S. Treasury Notes
      700  6.375%, 08/15/02.............................................................................        700
                                                                                                          ---------
           TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,147)................................................      8,123
                                                                                                          ---------
TOTAL INVESTMENTS (COST $24,569) -- 98.4%...............................................................     24,510
                                                                                                          ---------
OTHER ASSETS AND LIABILITIES, NET -- 1.6%...............................................................        399
                                                                                                          ---------
NET ASSETS:
Fund shares of Institutional Class A (unlimited authorization -- no par value) based on 2,496,881
  outstanding shares of beneficial interest.............................................................     24,967
Accumulated net realized gain on investments............................................................          1
Net unrealized depreciation on investments..............................................................        (59)
                                                                                                          ---------
TOTAL NET ASSETS -- 100.0%..............................................................................  $  24,909
                                                                                                          ---------
                                                                                                          ---------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE -- INSTITUTIONAL CLASS A..............................................................  $    9.98
                                                                                                          ---------

------------------------

FHLB -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

    The accompanying notes are an integral part of the financial statements.

                              BISHOP STREET FUNDS
                      SEMI-ANNUAL REPORT -- JUNE 30, 1997

                            STATEMENT OF OPERATIONS
                                 (IN THOUSANDS)
                 FOR THE PERIOD ENDED JUNE 30, 1997 (UNAUDITED)

                                                                                           EQUITY        HIGH GRADE
                                                                                           FUND(2)     INCOME FUND(2)
                                                                                         -----------  -----------------
INTEREST INCOME:.......................................................................   $      79       $     650
  Dividend Income......................................................................         408              --
                                                                                         -----------          -----
    Total Investment Income............................................................         487             650
                                                                                         -----------          -----
EXPENSES:
  Investment Adviser Fee...............................................................         181              61
  Investment Adviser Fee Waiver........................................................         (46)            (27)
  Management Fee.......................................................................          49              20
  Management Fee Waiver................................................................         (12)             (5)
  Shareholder Servicing Fee............................................................          50              21
  Shareholder Servicing Fee Waiver.....................................................         (30)            (12)
  Custody Fees.........................................................................           8               2
  Transfer Agent Fees..................................................................          11               6
  Registration Fees....................................................................          10               4
  Distribution Fees (1)................................................................          --              --
  Distribution Fee Waiver..............................................................          --              --
  Trustees Fees........................................................................           4               1
  Printing Fees........................................................................           3               2
  Professional Fees....................................................................           6               2
  Amortization of Deferred Organizational Costs........................................           1               1
  Miscellaneous Expenses...............................................................           9               4
                                                                                         -----------          -----
    Total Expenses.....................................................................         244              80
                                                                                         -----------          -----
  Net Investment Income................................................................         243             570
                                                                                         -----------          -----
Net Realized Gain (Loss) on Investments................................................        (636)              1
Change in Unrealized Appreciation on Investments.......................................       7,297             (59)
                                                                                         -----------          -----
Net Realized and Unrealized Gain (Loss) on Investments.................................       6,661             (58)
                                                                                         -----------          -----
Increase in Net Assets Resulting from Operations.......................................   $   6,904       $     512
                                                                                         -----------          -----
                                                                                         -----------          -----

------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.

(1) All distribution fees are incurred in the Retail Class B.

(2) Commenced operations on January 31, 1997.

    The accompanying notes are an integral part of the financial statements.

                              BISHOP STREET FUNDS
                      SEMI-ANNUAL REPORT -- JUNE 30, 1997

                       STATEMENT OF CHANGES IN NET ASSETS
                                 (IN THOUSANDS)
                 FOR THE PERIOD ENDED JUNE 30, 1997 (UNAUDITED)

                                                                                                      HIGH GRADE
                                                                                       EQUITY FUND   INCOME FUND
                                                                                       ------------  ------------
                                                                                         01/31/97      01/31/97
                                                                                            TO            TO
                                                                                       06/30/97(1)   06/30/97(1)
                                                                                       ------------  ------------
INVESTMENT ACTIVITIES:
  Net Investment Income..............................................................   $      243    $      570
  Net Realized Gain (Loss) on Investments............................................         (636)            1
  Change in Unrealized Appreciation (Depreciation) on Investments....................        7,298           (59)
                                                                                       ------------  ------------
Increase (Decrease) in Net Assets Resulting From Operations..........................        6,905           512
                                                                                       ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income:
    Institutional Class A Shares.....................................................         (243)         (570)
  Capital Gains:
    Institutional Class A Shares.....................................................           --            --
      Total Distributions............................................................         (243)         (570)
                                                                                       ------------  ------------
Change in Net Assets.................................................................        6,662           (58)
                                                                                       ------------  ------------
CAPITAL SHARE TRANSACTIONS:
  Institutional Class A Shares:
    Proceeds from Shares Issued......................................................       57,491        24,397
    Reinvestments of Cash Distributions..............................................          243           570
    Cost of Shares Redeemed..........................................................       (1,100)           --
                                                                                       ------------  ------------
      Total Institutional Capital Share Transactions.................................       56,634        24,967
                                                                                       ------------  ------------
Net Increase (Decrease) in Net Assets
  From Share Transactions............................................................       56,634        24,967
                                                                                       ------------  ------------
  Total Increase (Decrease) in Net Assets............................................       63,296        24,909
                                                                                       ------------  ------------
NET ASSETS:
  Beginning of Period................................................................           --            --
                                                                                       ------------  ------------
  End of Period......................................................................   $   63,296    $   24,909
                                                                                       ------------  ------------
                                                                                       ------------  ------------
CAPITAL SHARE TRANSACTIONS:
  Institutional Class A Shares:
    Shares Issued....................................................................        5,748         2,439
    Shares Issued in Lieu of Cash Distributions......................................           23            58
    Shares Redeemed..................................................................         (103)           --
                                                                                       ------------  ------------
      Total Institutional Capital Share Transactions.................................        5,668         2,497
                                                                                       ------------  ------------
Net Increase (Decrease) in Capital Shares............................................   $    5,668    $    2,497
                                                                                       ------------  ------------
                                                                                       ------------  ------------

------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.

(1) Commenced operations on January 31, 1997.

    The accompanying notes are an integral part of the financial statements.

                              BISHOP STREET FUNDS
                      SEMI-ANNUAL REPORT -- JUNE 30, 1997

                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)
              FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED

                                                                                                       EQUITY FUND
                                                                                                       -----------
                                                                                                       1/31/97 TO
                                                                                                       6/30/97(1)
                                                                                                       -----------
INSTITUTIONAL CLASS A
  Net asset value, beginning of period...............................................................  $   10.00
  Net investment income..............................................................................       0.04
  Net realized and unrealized gain (loss) on investments.............................................       1.17
  Distributions from net investment income...........................................................      (0.04)
  Distributions from capital gains...................................................................         --
  Net asset value, end of period.....................................................................  $   11.17
  Total return+......................................................................................      12.16%
  Net assets, end of period (000)....................................................................  $  63,296
  Ratio of expenses to average net assets*...........................................................       1.00%
  Ratio of expenses to average net assets excluding fee waivers and reimbursements*..................       1.23%
  Ratio of net investment income to average net assets*..............................................       0.99%
  Ratio of net investment income to average net assets excluding fee waivers and reimbursements*.....       0.76%
  Portfolio turnover rate............................................................................         13%
  Average commission rate............................................................................  $  0.0705

------------------------

+ Total return is for the period indicated and has not been annualized.

* Annualized

Amounts designated as "--" are either $0 or have been rounded to $0.

(1) Commenced operations on January 31, 1997.

    The accompanying notes are an integral part of the financial statements.

                                  (UNAUDITED)
              FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED

                                                                                                       HIGH GRADE
                                                                                                       INCOME FUND
                                                                                                       -----------
                                                                                                       1/31/97 TO
                                                                                                       6/30/97(1)
                                                                                                       -----------
INSTITUTIONAL CLASS A
  Net asset value, beginning of period...............................................................  $   10.00
  Net investment income..............................................................................       0.23
  Net realized and unrealized gain (loss) on investments.............................................      (0.02)
  Distributions from net investment income...........................................................      (0.23)
  Distributions from capital gains...................................................................         --
  Net asset value, end of period.....................................................................  $    9.98
  Total return+......................................................................................       2.17%
  Net assets, end of period (000)....................................................................  $  24,909
  Ratio of expenses to average net assets*...........................................................       0.80%
  Ratio of expenses to average net assets excluding fee waivers and reimbursements*..................       1.12%
  Ratio of net investment income to average net assets*..............................................       5.67%
  Ratio of net investment income to average net assets excluding fee waivers and reimbursements*.....       5.35%
  Portfolio turnover rate............................................................................         11%
  Average commission rate............................................................................  $  0.0000

------------------------

+ Total return is for the period indicated and has not been annualized.

* Annualized

Amounts designated as "--" are either $0 or have been rounded to $0.

(1) Commenced operations on January 31, 1997.

    The accompanying notes are an integral part of the financial statements.

                              BISHOP STREET FUNDS
                      SEMI-ANNUAL REPORT -- JUNE 30, 1997

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1. ORGANIZATION

    The Bishop Street Funds (the "Trust") are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Bishop Street Funds consists of a series of five funds which includes the Equity Fund and the High Grade Income Fund (the "Funds"). The Funds commenced operations on January 31, 1997. The other Funds in the series which are not being reported at this time include the Hawaii Municipal Bond Fund (formerly the Hawaii Tax-Free Fund), the Treasury Money Market Fund and the Money Market Fund. The Bishop Street Funds Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION

    For the Equity Fund investment securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

    For the High Grade Income Fund debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general Trustee supervision.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

    Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding periods. Interest income is recorded on the accrual basis.

DISCOUNTS AND PREMIUMS

    Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income for each of the Funds using a method which approximates the effective interest method.

REPURCHASE AGREEMENTS

    Securities pledged as collateral for Repurchase Agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by the Adviser ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
EXPENSES

    Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

DISTRIBUTIONS TO SHAREHOLDERS

    Distributions from net investment income are declared daily and paid on a monthly basis for the High Grade Income Fund. The Equity Fund declares and pays such distributions on a quarterly basis. Any net realized capital gains will be distributed at least annually for both Funds.

FEDERAL INCOME TAXES

    It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

ORGANIZATION COSTS

    Organization costs have been capitalized by the Funds and are being amortized over sixty months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the fund is amortizing its organization costs, the redemption proceeds payable to the holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organization costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

    The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY AGREEMENT

    Investment advisory services are provided to the Funds by First Hawaiian Bank (the "Adviser"). The Adviser is entitled to receive an annual fee of 0.74% of the average daily net assets of the Equity Fund and 0.55% of the average daily net assets of the High Grade Income Fund. The Adviser may from time to time waive a portion of its fee in order to limit the operating expenses of the Fund.

4. ADMINISTRATIVE, TRANSFER AGENT AND DISTRIBUTION SERVICES

    Pursuant to an administration agreement dated January 27, 1995, (the "Agreement") SEI Fund Resources ("SEI"), a wholly owned subsidiary of SEI Investments, acts as the Trust's Administrator. Under the terms of the Agreement, SEI is entitled to receive an annual fee of 0.20% of the average daily net assets of each Fund. SEI has voluntarily agreed to waive a portion of its fee in order to limit operating expenses.

                                  (UNAUDITED)

4. ADMINISTRATIVE, TRANSFER AGENT AND DISTRIBUTION SERVICES (CONTINUED) Pursuant to an agreement dated January 30, 1995, DST Systems, Inc. ("DST")
acts as the Transfer Agent of the Trust. As such, DST provides transfer agency, dividend disbursing and shareholder services to the Trust.

    SEI Investments Distribution Co., a wholly owned subsidiary of SEI Investments, acts as the Trust's Distributor pursuant to a distribution agreement dated January 27, 1995.

    Certain officers of the Trust are also officers of the Administrator. Such officers are paid no fees by the Trust.

5. INVESTMENT TRANSACTIONS

    The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments for the period ended June 30, 1997 are presented below for the Funds.

    FUND INVESTMENT TRANSACTIONS

                                                                                 HIGH GRADE
                                                                  EQUITY FUND    INCOME FUND
                                                                 -------------  -------------
Purchases
  U.S. Government Securities...................................  $          --  $  18,418,398
  Other........................................................     60,788,932      7,698,976

Sales
  U.S. Government Securities...................................  $          --  $   1,701,531
  Other........................................................      7,180,012        680,106

    At June 30, 1997 the total cost of securities and the net realized gains and losses on securities sold for federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate unrealized appreciation/depreciation on securities at June 30, 1997 for the Funds is as follows:

                                                                                   HIGH GRADE
                                                                    EQUITY FUND   INCOME FUND
                                                                    ------------  ------------
Gross Unrealized Appreciation.....................................  $  7,830,920   $   17,600
Gross Unrealized Depreciation.....................................      (533,258)     (76,987)
                                                                    ------------  ------------
Net Unrealized Appreciation.......................................  $  7,297,662   $  (59,387)
                                                                    ------------  ------------
                                                                    ------------  ------------

                              BISHOP STREET FUNDS

                           PART C: OTHER INFORMATION

POST-EFFECTIVE AMENDMENT NO. 6

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS:

    (a) Financial Statements

        Part A: Financial Highlights

        Part B: The following audited financial statements for Bishop Street Funds as of December 31, 1996 and the report of the independent auditors, Coopers & Lybrand, LLP dated February 18, 1997 are incorporated by reference to the Statement of Additional Information from Form N-30D filed on February 27, 1997 with Accession Number 0000935069-97-000015.

            Schedule of Investments
           Statement of Assets & Liabilities
           Statement of Operations
           Statement of Changes in Net Assets
           Financial Highlights
           Notes to Financial Statements

        Unaudited financial statements for the Equity Fund and High Grade Income Fund for the period ending June 30, 1997, filed herewith.

            Schedule of Investments
           Statement of Assets & Liabilities
           Statement of Operations
           Statement of Changes in Net Assets
           Financial Highlights
           Notes to Financial Statements

    (b) Additional Exhibits

       1 Agreement and Declaration of Trust of the Registrant as originally filed with the Registrant's Registration Statement on June 20, 1994, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.

       1(a) Amended and Restated Agreement and Declaration of Trust as originally filed with the Registrant's Pre-Effective Amendment No. 1 on September 7, 1994, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.

       2 By-Laws of the Registrant as originally filed with the Registrant's Registration Statement on June 20, 1994, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.

       2(a) Amended By-Laws of the Registrant as originally filed with the Registrant's Pre-Effective Amendment No. 1 on September 7, 1994, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.

       5(a) Investment Advisory Agreement between the Registrant and First
           Hawaiian Bank, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.

       5(b) Investment Sub-Advisory Agreement by and among the Registrant, First
           Hawaiian Bank and Wellington Management Company, LLP, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.

       5(c) Amended and Restated Investment Sub-Advisory Agreement by and among the Registrant, First Hawaiian Bank and Wellington Management Company, LLP, incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed April 30, 1997.

       5(d) Schedule B dated April 30, 1996, to the Investment Advisory
           Agreement dated January 27, 1995, between the Registrant and First Hawaiian Bank, incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed April 30, 1997.

       6 Distribution Agreement between the Registrant and SEI Financial Services Company, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.

       8 Custodian Agreement between the Registrant and Chemical Bank, N.A., incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.

       9(a) Administration Agreement between the Registrant and SEI Financial
           Management Corporation, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.

       9(b) Transfer Agent Agreement between the Registrant and Supervised
           Service Company, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.

       9(c) Consent to Assignment and Assumption of the Administration Agreement between the Trust and SEI Financial Management Corporation to SEI Fund Resources, incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed April 30, 1997.

       10 Opinion and Consent of Counsel as originally filed with the Registrant's Pre-Effective Amendment No. 1 on September 7, 1994, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.

       11  Consent of Independent Public Accountants, filed herewith

       15 12b-1 Plan as originally filed with the Registrant's Pre-Effective Amendment No. 1 on September 7, 1994, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.

       16 Performance Calculations as originally filed with the Registrant's Pre-Effective Amendment No. 1 on September 7, 1994, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.

       18 Rule 18f-3 Plan as originally filed with the Registrant's Post-Effective Amendment No.1 on July 31, 1995, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.

       27  Financial Data Schedules, filed herewith

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

    See the Prospectuses and the Statement of Additional Information regarding the Registrant's control relationships. The Administrator is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant, SEI Investments Distribution Co., other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES:

    The number of record holders of each class as of July 3, 1997:

                                                                                    NUMBER OF
TITLE OF CLASS                                                                   RECORD HOLDERS
------------------------------------------------------------------------------  -----------------
INSTITUTIONAL CLASS A
Bishop Street High Grade Income Fund..........................................              5
Bishop Street Hawaii Municipal Bond Fund......................................             17
Bishop Street Equity Fund.....................................................              5
Bishop Street Money Market Fund...............................................              9
Bishop Street Treasury Money Market Fund......................................              5

RETAIL CLASS B
Bishop Street High Grade Income Fund..........................................              0
Bishop Street Hawaii Municipal Bond Fund......................................            286
Bishop Street Equity Fund.....................................................              0
Bishop Street Money Market Fund...............................................             95
Bishop Street Treasury Money Market Fund......................................              0

ITEM 27.  INDEMNIFICATION:

    Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND INVESTMENT SUB-ADVISER:

    Other business, profession, vocation, or employment of a substantial nature in which each director or principal executive officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

FIRST HAWAIIAN BANK

             NAME AND POSITION                                  NAME OF                         CONNECTION WITH
          WITH INVESTMENT ADVISER                            OTHER COMPANY                       OTHER COMPANY
--------------------------------------------  --------------------------------------------  ------------------------
John W.A. Buyers                              C. Brewer & Co., Ltd.                         Chairman and Chief
  Director                                                                                    Executive Officer

Albert C.K. Chun-Hoon                                              --                       Orthopedic Surgeon
  Director

John C. Couch                                 Alexander & Baldwin, Inc.                     Chairman, President and
  Director                                                                                    Chief Executive
                                                                                              Officer

Walter A. Dods, Jr.                           First Hawaiian, Inc.                          Chairman and Chief
  Director, Chairman and Chief Executive                                                      Executive Officer
  Officer

Craig D. Eerkes                               Tri-City Oil Company                          Chairman and Chief
  Director                                                                                    Executive Officer

Dr. Julia Ann Frohlich                        Blood Bank of Hawaii                          President
  Director

Paul Mullin Ganley                            Estate of S.M. Damon Carlsmith, Ball,         Trustee
  Director                                      Wichman, Murray, Case & Ichiki                Partner

David M. Haig                                 Estate of S.M. Damon                          Trustee
  Director

Warren H. Haruki                              GTE Hawaiian Tel                              President
  Director

Howard K. Hiroki                              Coopers & Lybrand                             Partner (retired)
  Director

John A. Hoag                                  First Hawaiian, Inc.                          President (retired)
  Director

Glenn A. Kaya                                 Hawaii Seiyu, Ltd.                            President
  Director

Dr. Richard R. Kelley                         Outrigger Enterprises                         Chairman of the Board
  Director

Bert T. Kobayashi, Jr.                        Kobayashi, Sugita & Goda                      Principal
  Director

Dr. Richard T. Mamiya                         Richard Mamiya, M.D., Inc.                    Heart Surgeon
  Director

Dr. Fujio Matsuda                             Pacific International Center for High         Chairman
  Director                                      Technology Research

Dr. Roderick F. McPhee                        Punahou School                                President (retired)
  Director

             NAME AND POSITION                                  NAME OF                         CONNECTION WITH
          WITH INVESTMENT ADVISER                            OTHER COMPANY                       OTHER COMPANY
--------------------------------------------  --------------------------------------------  ------------------------
George P. Shea, Jr.                           First Insurance Company of Hawaii, Ltd.       Chairman, President and
  Director                                                                                    Chief Executive
                                                                                              Officer (retired)

R. Dwayne Steele                              Grace Pacific Corporation                     Chairman
  Director

John K. Tsui                                  First Hawaiian, Inc.                          President
  Director, President & Chief Operating
  Officer

Jenai Sullivan Wall                           Foodland Super Market, Ltd.                   President
  Director

Gen. Fred C. Weyand                           Estate of S.M. Damon                          Trustee
  Director

James C. Wo                                   Bojim Investments                             Chairman and Chief
  Director                                                                                    Executive Officer

                                              BJ Management Corp.                           Vice President and
                                                                                              Treasurer

Robert C. Wo                                  BJ Management Corp.                           President and Secretary
  Director

                                              C.S. Wo & Sons, Ltd.                          Chairman

Howard H. Karr                                                     --                                  --
  Vice Chairman and Chief Financial Officer

Donald G. Horner                                                   --                                  --
  Vice Chairman

Robert A. Alm                                                      --                                  --
  Senior Vice President

Gary L. Caulfield                                                  --                                  --
  Executive Vice President

Anthony R. Guerrero, Jr.                                           --                                  --
  Executive Vice President

Thomas P. Huber                                                    --                                  --
  Executive Vice President and General
  Counsel

Gerald M. Pang                                                     --                                  --
  Executive Vice President and Chief Credit
  Officer

Barbara S. Tomber                                                  --                                  --
  Executive Vice President

WELLINGTON MANAGEMENT COMPANY

    The list required by this Item 28 of officers and directors of Wellington Management Company, LLP, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to

Schedules A and D of Form ADV, filed by Wellington Management Company, LLP, pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15908).

ITEM 29.  PRINCIPAL UNDERWRITER:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co., acts as distributor for:

SEI Daily Income Trust                     July 15, 1982
SEI Liquid Asset Trust                     November 29, 1982
SEI Tax Exempt Trust                       December 3, 1982
SEI Index Funds                            July 10, 1985
SEI Institutional Managed Trust            January 22, 1987
SEI International Trust                    August 30, 1988
The Advisors' Inner Circle Fund            November 14, 1991
The Pillar Funds                           February 28, 1992
CUFUND                                     May 1, 1992
STI Classic Funds                          May 29, 1992
CoreFunds, Inc.                            October 30, 1992
First American Funds, Inc.                 November 1, 1992
First American Investment Funds, Inc.      November 1, 1992
The Arbor Fund                             January 28, 1993
Boston 1784 Funds-Registered Trademark-    June 1, 1993
The PBHG Funds, Inc.                       July 16, 1993
Marquis Funds-Registered Trademark-        August 17, 1993
Morgan Grenfell Investment Trust           January 3, 1994
The Achievement Funds Trust                December 27, 1994
CrestFunds, Inc.                           March 1, 1995
STI Classic Variable Trust                 August 18, 1995
ARK Funds                                  November 1, 1995
Monitor Funds                              January 11, 1996
FMB Funds, Inc.                            March 1, 1996
SEI Asset Allocation Trust                 April 1, 1996
Turner Funds                               April 28, 1996
SEI Institutional Investments Trust        June 14, 1996
First American Strategy Funds, Inc.        October 1, 1996
HighMark Funds                             February 15, 1997
Armada Funds                               March 8, 1997
The Expedition Funds                       June 9, 1997

    SEI Investments Distribution Co. provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                                               POSITION AND OFFICE                        POSITIONS AND OFFICES
          NAME                                   WITH UNDERWRITER                            WITH REGISTRANT
-------------------------  ------------------------------------------------------------  ------------------------
Alfred P. West, Jr.        Director, Chairman & Chief Executive Officer                             --

Henry H. Greer             Director, President & Chief Operating Officer                            --

Carmen V. Romeo            Director, Executive Vice President & President--                         --
                             Investment Advisory Group

Gilbert L. Beebower        Executive Vice President                                                 --

Richard B. Lieb            Executive Vice President, President--Investment Services                 --
                             Division

Dennis J. McGonigle        Executive Vice President                                                 --

Leo J. Dolan, Jr.          Senior Vice President                                                    --

Carl A. Guarino            Senior Vice President                                                    --

Larry Hutchison            Senior Vice President                                                    --

David G. Lee               Senior Vice President                                         President and Chief
                                                                                           Executive Officer

Jack May                   Senior Vice President                                                    --

A. Keith McDowell          Senior Vice President                                                    --

Hartland J. McKeown        Senior Vice President                                                    --

Barbara J. Moore           Senior Vice President                                                    --

Kevin P. Robins            Senior Vice President, General Counsel & Secretary            Vice President and
                                                                                           Assistant Secretary

Robert Wagner              Senior Vice President                                                    --

Patrick K. Walsh           Senior Vice President                                                    --

Robert Aller               Vice President                                                           --

Marc H. Cahn               Vice President & Assistant Secretary                          Vice President and
                                                                                           Assistant Secretary

Gordon W. Carpenter        Vice President                                                           --

Todd Cipperman             Vice President & Assistant Secretary                          Vice President and
                                                                                           Assistant Secretary

Robert Crudup              Vice President & Managing Director                                       --

Barbara Doyne              Vice President                                                           --

Jeff Drennen               Vice President                                                           --

Vic Galef                  Vice President & Managing Director                                       --

Kathy Heilig               Vice President & Treasurer                                               --

Michael Kantor             Vice President                                                           --

Samuel King                Vice President                                                           --

Kim Kirk                   Vice President & Managing Director                                       --

Donald H. Korytowski       Vice President                                                           --

John Krzeminski            Vice President & Managing Director                                       --

Carolyn McLaurin           Vice President & Managing Director                                       --

                                               POSITION AND OFFICE                        POSITIONS AND OFFICES
          NAME                                   WITH UNDERWRITER                            WITH REGISTRANT
-------------------------  ------------------------------------------------------------  ------------------------
W. Kelso Morrill           Vice President                                                           --

Joanne Nelson              Vice President                                                           --

Barbara A. Nugent          Vice President & Assistant Secretary                          Vice President and
                                                                                           Assistant Secretary

Sandra K. Orlow            Vice President & Assistant Secretary                          Vice President and
                                                                                           Assistant Secretary

Donald Pepin               Vice President & Managing Director                                       --

Kim Rainey                 Vice President                                                           --

Mark Samuels               Vice President & Managing Director                                       --

Steve Smith                Vice President                                                           --

Daniel Spaventa            Vice President                                                           --

Kathryn L. Stanton         Vice President & Assistant Secretary                          Vice President and
                                                                                           Assistant Secretary

Wayne M. Withrow           Vice President & Managing Director                                       --

James Dougherty            Director of Brokerage Services                                           --

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

           Chase Manhattan Bank
           4 New York Plaza
           New York, New York 10004

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and
    (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

           SEI Fund Resources
           Oaks, Pennsylvania 19456

        (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
    the required books and records are maintained at the principal offices of the Registrant's Adviser and Sub-Adviser:

First Hawaiian Bank                    Wellington Management Company, LLP
1132 Bishop Street                     75 State Street
17th Floor                             Boston, Massachusetts 02109
Honolulu, Hawaii 96813

ITEM 31.  MANAGEMENT SERVICES:

    None.

ITEM 32.  UNDERTAKINGS:

    Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with Shareholders of the Trust, the Trustees will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

    Registrant hereby undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

    Registrant undertakes to furnish each person to whom a prospectus for any series of the Registrant is delivered with a copy of the Registrant's latest annual report to shareholders for such series, when such annual report is issued containing information called for by Item 5A of Form N-1A, upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment No. 6 to Registration Statement No. 33-80514 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 30th day of July, 1997.

                                By:               /s/ DAVID G. LEE
                                     -----------------------------------------
                                                    David G. Lee
                                       PRESIDENT AND CHIEF EXECUTIVE OFFICER

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.

     /s/ MARTIN ANDERSON
------------------------------  Trustee                        July 30, 1997
       Martin Anderson

     /s/ PHILIP H. CHING
------------------------------  Trustee                        July 30, 1997
       Philip H. Ching

     /s/ SHUNICHI KIMURA
------------------------------  Trustee                        July 30, 1997
       Shunichi Kimura

  /s/ WILLIAM S. RICHARDSON
------------------------------  Trustee                        July 30, 1997
    William S. Richardson

   /s/ MANUEL R. SYLVESTER
------------------------------  Trustee                        July 30, 1997
     Manuel R. Sylvester

     /s/ JOYCE S. TSUNODA
------------------------------  Trustee                        July 30, 1997
       Joyce S. Tsunoda

       /s/ DAVID G. LEE
------------------------------  Trustee, President and         July 30, 1997
         David G. Lee             Chief Executive Officer

    /s/ ROBERT DELLACROCE
------------------------------  Controller and Chief           July 30, 1997
      Robert DellaCroce           Financial Officer

                                 EXHIBIT INDEX

      NAME                                                     EXHIBIT
-----------------  -----------------------------------------------------------------------------------------------
EX-99.B1           Agreement and Declaration of Trust of the Registrant dated May 25, 1994, as originally filed with the Registrant's Registration Statement on June 20, 1994, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on
                     Form N-1A (File No. 33-80514), as filed February 29, 1996.

EX-99.B1(a)        Amended and Restated Agreement and Declaration of Trust as originally filed with the
                     Registrant's Pre-Effective Amendment No. 1 on September 7, 1994, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on
                     Form N-1A (File No. 33-80514), as filed February 29, 1996.

EX-99.B2           By-Laws of the Registrant as originally filed with the Registrant's Registration Statement on
                     June 20, 1994, incorporated herein by reference to Post-Effective Amendment No. 3 to the
                     Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February 29,
                     1996.

EX-99.B2(a)        Amended By-Laws of the Registrant as originally filed with the Registrant's Pre-Effective
                     Amendment No. 1 on September 7, 1994, incorporated herein by reference to Post-Effective
                     Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514),
                     as filed February 29, 1996.

EX-99.B5(a)        Investment Advisory Agreement between the Registrant and First Hawaiian Bank, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration
                     Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.

EX-99.B5(b)        Investment Sub-Advisory Agreement by and among the Registrant, First Hawaiian Bank and
                     Wellington Management Company, LLP, incorporated herein by reference to Post-Effective
                     Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514),
                     as filed February 29, 1996.

EX-99.B5(c)        Form of Amended and Restated Investment Sub-Advisory Agreement by and among the Registrant,
                     First Hawaiian Bank and Wellington Management Company, LLP, incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A
                     (File No. 33-80514), as filed April 30, 1997.

EX-99.B5(d)        Schedule B dated April 30, 1996, to the Investment Advisory Agreement dated January 27, 1995, between the Registrant and First Hawaiian Bank, incorporated herein by reference to
                     Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File
                     No. 33-80514), as filed April 30, 1997.

EX-99.B6           Distribution Agreement between the Registrant and SEI Financial Services Company, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration
                     Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.

EX-99.B8           Custodian Agreement between the Registrant and Chemical Bank, N.A., incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on
                     Form N-1A (File No. 33-80514), as filed February 29, 1996.

EX-99.B9(a)        Administration Agreement between the Registrant and SEI Financial Management Corporation,
                     incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's
                     Registration Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.

      NAME                                                     EXHIBIT
-----------------  -----------------------------------------------------------------------------------------------
EX-99.B9(b)        Transfer Agent Agreement between the Registrant and Supervised Service Company, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration
                     Statement on Form N-1A (File No. 33-80514), as filed February 29, 1996.

EX-99.B9(c)        Consent to Assignment and Assumption of the Administration Agreement between the Trust and SEI
                     Financial Management Corporation to SEI Fund Resources, incorporated herein by reference to
                     Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File
                     No. 33-80514), as filed April 30, 1997.

EX-99.B10          Opinion and Consent of Counsel as originally filed with the Registrant's Pre-Effective
                     Amendment No. 1 on September 7, 1994, incorporated herein by reference to Post-Effective
                     Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514),
                     as filed February 29, 1996.

EX-99.B11          Consent of Independent Public Accountants, filed herewith.

EX-99.B15          12b-1 Plan as originally filed with the Registrant's Pre-Effective Amendment No. 1 on September
                     7, 1994, incorporated herein by reference to Post-Effective Amendment No. 3 to the
                     Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February 29,
                     1996.

EX-99.B16          Performance Calculations as originally filed with the Registrant's Pre-Effective Amendment No.
                     1 on September 7, 1994, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February
                     29, 1996.

EX-99.B18          Rule 18f-3 Plan as originally filed with the Registrant's Post-Effective Amendment No. 1 on
                     July 31, 1995, incorporated herein by reference to Post-Effective Amendment No. 3 to the
                     Registrant's Registration Statement on Form N-1A (File No. 33-80514), as filed February 29,
                     1996.

                   Financial Data Schedules, filed herewith.

EX-27.1            Bishop Street Equity Fund (Institutional Class A)

EX-27.2            Bishop Street High Grade Income Fund (Institutional Class A)